Income Taxes (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Stock-based compensation	$ 682,115
Goodwill and intangible assets	19,410
Net operating loss carryforwards	493,063	$ 50,524
Less: valuation allowance	(1,194,587)	(50,524)
Deferred tax liabilities:
Property and equipment	341	34,209
Net deferred tax liabilities	341	34,209
Net deferred tax liabilities	$ 341	$ 34,209